Leases (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Property Plant And Equipment Owned And Leased Assets

(€’000)	As of June 30, 2019
Property, plant and equipment owned (excluding right-of-use assets)	1,803
Right-of-use assets	3,722

Total Tangible assets	5,525

Summary of Lease Liabilities

The statement of financial position shows the following amounts relating to leases for which the Group is a lessee:

	As of June 30, 2019
(€’000)	Property	Vehicles	Equipments	Group total
Opening balance at 1 January	2,780	106	1,219	4,105

Additions for the period	—	139	—	139
Disposals for the period	—	—	—	—
Depreciation charge for the period	(200)	(36)	(286)	(522)

Closing balance at 30 June	2,581	209	932	3,722